Stockholders’ Equity (Details Narrative) - USD ($)																		1 Months Ended						3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 21, 2023	Aug. 10, 2023	Aug. 08, 2023	Aug. 04, 2023	Jul. 28, 2023	Jul. 11, 2023	Mar. 27, 2023	Mar. 27, 2023	Mar. 23, 2023	Feb. 17, 2023	Feb. 03, 2023	Oct. 02, 2021	Nov. 05, 2020	Oct. 22, 2020	May 21, 2020	Feb. 19, 2020	Dec. 16, 2019	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2023	Oct. 12, 2023	Jun. 28, 2023	Jun. 27, 2023	Jan. 31, 2023	Dec. 29, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued																		2,474,756						2,474,756			2,474,756		608,611	11,929,147
Common stock par value																		$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized																		50,000,000						50,000,000			50,000,000		125,000,000	125,000,000
Reverse stock split													5-for-8
Sale of stock, consideration received on transaction																													$ 1,500,000
Purchase of shares of common stock description											(i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.
Number of common stock upon exercise of options																											297
Additional gross proceeds from warrants exercises																														$ 123,562
Proceeds to repay portion of february debentures																													800,000
Proceeds from issuance of common stock																											$ 5,725,000	$ 289,800	$ 289,800	3,650,697
Proceeds from issuance or sale of equity																											5,800,000
Number of warrant purchase, shares																																				17,500
Value issued for services																								$ 11,249			255,424	116,766		804,124
Proceeds from options exercised																											2,375
Number of new stock issued during the period value																								$ 2,996,061		$ (25,200)	$ 5,725,000	$ 289,800
Reverse stock splits, shares issued													133
Number of shares vested																													35,666
Stock based compensation																													$ 266,611
2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted to employees																							715,749												36,498
February Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period	17,594		26,391								7,500
Warrants to purchase shares										65,790	65,790
Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, consideration received on transaction											$ 10,000,000.0
Number of new stock issued during the period																						7,500
Number of new stock issued during the period value																						$ 93,000
March Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period									69,000
Warrants to purchase shares									115,000
Warrant excercise price per share									$ 0.20
Number of common stock upon exercise of options									276,000
Offering price									$ 12.60
Net proceeds from offering								$ 3,000,000
Additional gross proceeds from warrants exercises								$ 3,500,000
February Debentures [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period																						4,167
Proceeds to repay portion of february debentures											$ 383,879
Number of new stock issued during the period value																						$ 56,313
Purchase Agreements [Member] | Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period				1,580,000
Warrants to purchase shares				3,160,000
Warrant excercise price per share				$ 2.85
Sale of stock, number of shares issued in transaction				1,580,000
Sale of stock, price per share				$ 2.85
Proceeds from issuance of common stock			$ 4,500,000
Proceeds from issuance or sale of equity			2,150,000
Purchase price			$ 350,000
Amendment fee		$ 1,000,000
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price																			$ 2.85
Armistice amendment fees																			$ 1,000,000
Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds to repay portion of february debentures										$ 360,151
Proceeds from issuance of common stock																					$ 2,700,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																															50,000,000	6,250,000
Number of new stock issued during the period																									185,736
Subsequent Event [Member] | March Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period									1,380,000
Warrants to purchase shares									2,300,000
Warrant excercise price per share									$ 0.01
Number of common stock upon exercise of options									5,520,000
Offering price									$ 0.63
Net proceeds from offering							$ 3,000,000
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														200,000,000															125,000,000				125,000,000	6,250,000
Reverse stock split					On July 26, 2023, the Company filed a certificate of change (with an effective date of July 28, 2023) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock									5-for-8	1-for-20	1-for-20	1-for-5 and 1-for-25
Employees and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock upon exercise of options																											297
Employees and Directors [Member] | 2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued for service																											3,994
Value issued for services																											$ 54,235
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued for service																													15,000
Value issued for services																													$ 27,360
Consultant [Member] | 2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued for service																											12,202		46,250
Value issued for services																											$ 106,174		$ 95,851
Investors [Member] | Securities Purchase Agreement [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, consideration received on transaction												$ 4,044,803
Warrants to purchase shares												37,222
Warrant excercise price per share												$ 3.912
Net proceeds from offering												$ 3,650,000
Sale of stock, number of shares issued in transaction												1,240,737
Sale of stock, price per share												$ 3.26
Amount of fee received												$ 323,584
Director [Member] | 2019 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued for service																													51,528
Value issued for services																													$ 218,196
Cytovia Therapeutics Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued																		1,200,000						1,200,000			1,200,000		1,200,000	1,200,000
Common stock par value																		$ 0.001						$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized																		58,500,000						58,500,000			58,500,000		58,500,000	58,500,000
Peak One Opportunity Fund L P [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repayments of debt		139,849
Fee amount		$ 10,911
Maxim Group LLC [Member] | Placement Agency Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant excercise price per share				$ 3.14
Percentage of pay placement agent aggregate fee				7.00%
Percentage of investors				5.00%
Number of warrant purchase, shares				110,600
Founders Shares [Member] | Cytovia Therapeutics Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued																		1,200,000						1,200,000			1,200,000		1,200,000
Common stock par value																		$ 0.000001						$ 0.000001			$ 0.000001		$ 0.000001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period																							94,623	1,587,500			1,771,500	4,731		1,240,737
Warrant excercise price per share										$ 15.00	$ 15.00
Number of common stock upon exercise of options																											297			77,444
Proceeds from issuance of common stock																							$ 289,800
Number of stock issued for service																											25,817	2,750		237,750
Value issued for services																											$ 2			$ 24
Number of new stock issued during the period value																								$ 158			$ 177			$ 124
Reverse stock splits, shares issued																								135			135
Number of shares granted to employees																													106,333
Shares vesting percentage																												50.00%	50.00%
Common Stock [Member] | Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period			1,580,000
Proceeds from issuance of common stock			$ 4,100,000
Common Stock [Member] | Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period																					69,000
Common Stock [Member] | Common Stock Consultants in Consideration [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued for service																		7,500		6,115
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value										0.0001	0.0001
Warrant excercise price per share										$ 0.75	$ 0.75
Common Stock [Member] | Common Stock Consultants in Consideration [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value issued for services																		$ 11,250		$ 45,000
Common Stock [Member] | Unrelated Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period						16,250
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of new stock issued during the period																			43,985